Discontinued Operations - Summary of Income Statement - Discontinued Operations (Detail) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018
Disclosure of analysis of single amount of discontinued operations [abstract]
Revenue	$ 850	$ 1,002	$ 2,171
Other income	28	14	34
Expenses excluding net finance costs	(608)	(1,445)	(5,790)
Profit/(loss) from operations	270	(429)	(3,585)
Financial expenses	(8)	(12)	(22)
Net finance costs	(8)	(12)	(22)
Profit/(loss) before taxation	262	(441)	(3,607)
Income tax (expense)/benefit	(58)	609	686
Profit/(loss) after taxation from operating activities	204	168	(2,921)
Net loss on disposal	(497)
(Loss)/profit after taxation	(293)	168	(2,921)
Attributable to non-controlling interests	7	22	26
Attributable to BHP shareholders	$ (300)	$ 146	$ (2,947)
Basic (loss)/earnings per ordinary share (cents)	$ (5.6)	$ 2.7	$ (55.4)
Diluted (loss)/earnings per ordinary share (cents)	$ (5.6)	$ 2.7	$ (55.4)